Leases - Summary of Maturity Analysis of Lease Liabilities (Detail) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Gross lease liabilities	$ 407,640	$ 287,216
Lease liabilities	392,822	280,869	$ 288,307
Less than one year [member]
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Gross lease liabilities	194,688	178,510
Later than one year and not later than two years [member]
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Gross lease liabilities	212,952	108,706
Later than two years and not later than five years [member]
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Gross lease liabilities	0	0
More than 5 Years [member]
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Gross lease liabilities	$ 0	$ 0